Condensed Statements of Operations (Unaudited) - USD ($)	2 Months Ended	5 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2021
Operating Expenses [Abstract]
General and administrative costs		$ 9,672,000	$ 392,649,000
Loss from operations		(9,672,000)	(392,649,000)
Other income:
Interest earned on cash and marketable securities held in Trust Account		0	19,675,000
Total other income		0	19,675,000
Net loss		$ (9,672,000)	$ (372,974,000)
Weighted average shares outstanding of Class A ordinary shares (in shares)		0	6,881,490,000
Basic and diluted weighted average Class B ordinary shares outstanding (in shares)		0	3,141,695,000
Class A Ordinary Shares
Other income:
Earnings Per Share, Basic	$ 0	$ 0	$ (0.04)
Earnings Per Share, Diluted	0	0	(0.04)
Earnings Per Share, Diluted	0	0	(0.04)
Earnings Per Share, Basic	0	0	(0.04)
Class B Ordinary Shares
Other income:
Earnings Per Share, Basic	0	0	(0.04)
Earnings Per Share, Diluted	0	0	(0.04)
Earnings Per Share, Diluted	0	0	(0.04)
Earnings Per Share, Basic	$ 0	$ 0	$ (0.04)